DEAR SHAREHOLDER:

I'm pleased to report to you on the performance of the Schwab Retirement Money Fund-Registered Trademark- for the fiscal year ended December 31, 1997. During the reporting period, the Fund provided you with current income consistent with preservation of capital. By the end of the reporting period, the Schwab Retirement Money Fund's net assets were $155 million.

PERFORMANCE REVIEW
The table below presents 7-day yields for the Schwab Retirement Money Fund at the end of the reporting period. Bear in mind that, as with all money market funds, past performance is no guarantee of future results. Also note that, although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value per share.

                               7-Day Average Yields (1)
                                      (12/31/97)

                                                     Current      Effective
Schwab Retirement Money Fund                         5.14%        5.28%

Enclosed you will find a complete listing of the Fund's holdings as of December 31, 1997.

We appreciate your confidence in SchwabFunds-Registered Trademark- and look forward to continuing to help you achieve your financial goals in the future.


                                             Sincerely,

                                             /s/ CHARLES R. SCHWAB

                                             Charles R. Schwab
                                             Chairman
                                             The Charles Schwab Family of Funds


1. A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day current yield would have been 5.05% and the 7-day effective yield would have been 5.18% as of December 31, 1997.

SCHWAB RETIREMENT MONEY FUND-Registered Trademark-
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY


                                  ASSET GROWTH

       Total                            Total                      Percentage
    Net Assets                       Net Assets                   Growth Over
  as of 12/31/97                   as of 12/31/96                  Reporting
      (000s)                           (000s)                        Period
--------------------------------------------------------------------------------
     $154,903                         $136,319                         14%
--------------------------------------------------------------------------------



              AVERAGE YIELDS FOR THE YEAR ENDED DECEMBER 31, 1997*


       Last                             Last                          Last
    Seven Days                      Three Months                 Twelve Months
--------------------------------------------------------------------------------
       5.14%                            5.04%                        4.95%
--------------------------------------------------------------------------------


                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

Maturity Range         3/31/97         6/30/97         9/30/97      12/31/97
--------------------------------------------------------------------------------
      0 - 15 Days        27.8%          41.2%           35.7%        16.2%
     16 - 30 Days        14.8            7.2             8.0          15.4
     31 - 60 Days        16.3           12.2            31.8          26.9
     61 - 90 Days        22.2           15.8            10.8          16.0
    91 - 120 Days        13.0           11.5             0.7           9.6
   Over 120 Days          5.9           12.1            13.0          15.9
 Weighted Average      50 Days         51 Days         58 Days      66 Days
--------------------------------------------------------------------------------


                               PORTFOLIO QUALITY

                                                     Percent of
                       SEC Tier                      Net Assets
                        Rating                        12/31/97
                     --------------------------------------------
                        Tier 1                         100.0%
                        Tier 2                           0.0
                     --------------------------------------------

* A portion of the Fund's expenses were reduced during the periods. Had these reduced, yields would have been lower.

SCHWAB RETIREMENT MONEY FUND -Registered Trademark-
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1997



                                                                                          Par            Value
                                                                                          ---            -----
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS - 69.9%(a)
AUTOMOBILE RECEIVABLES - 4.2%
New Center Asset Trust
     5.82%, 01/14/98                                                                     $2,500         $2,495
     5.86%, 03/17/98                                                                      4,000          3,952
                                                                                                       -------
                                                                                                         6,447
                                                                                                       -------

AUTOMOTIVE - 4.4%
General Motors Acceptance Corp.
     5.74%, 05/08/98                                                                      7,000          6,862
                                                                                                       -------

BANKING-BELGIUM - 5.1%
BBL North America
     5.80%, 02/25/98                                                                      5,000          4,956
Cregem North America, Inc.
     5.68%, 02/23/98                                                                      3,000          2,976
                                                                                                       -------
                                                                                                         7,932
                                                                                                       -------
BANKING-GERMANY - 3.2%
Comision Federal de Electricidad / (Westdeutsche Landesbank LOC)
     5.86%, 02/12/98                                                                      5,000          4,966
                                                                                                       -------

BANKING-SPAIN - 5.1%
BEX America Finance, Inc.
     5.79%, 02/24/98                                                                      5,000          4,958
     5.84%, 03/06/98                                                                      3,000          2,969
                                                                                                       -------
                                                                                                         7,927
                                                                                                       -------

BANKING-UNITED KINGDOM - 3.2%
Abbey National N.A. Corp.
     5.65%, 04/01/98                                                                      5,000          4,931
                                                                                                       -------

COMPUTERS AND OFFICE EQUIPMENT - 4.5%
CSC Enterprises
     5.75%, 02/05/98                                                                      7,000          6,961
                                                                                                       -------

DIVERSIFIED FINANCIAL ASSETS - 1.3%
CC (USA), Inc.
     5.71%, 03/10/98                                                                      2,000          1,979
                                                                                                       -------

ELECTRICAL AND ELECTRONICS - 2.6%
General Electric Company
     5.71%, 02/13/98                                                                      4,000          3,973
                                                                                                       -------

FINANCE-COMMERCIAL - 10.9%
General Electric Capital Corp.
     5.71%, 03/27/98                                                                      1,000            987
General Electric Capital Services
     5.71%, 02/18/98                                                                      8,000          7,939


SCHWAB RETIREMENT MONEY FUND -Registered Trademark-
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1997


                                                                                          Par            Value
                                                                                          ---            -----
Heller Financial, Inc.
     5.80%, 01/20/98                                                                     $7,000         $6,979
     5.79%, 02/10/98                                                                      1,000            994
                                                                                                       -------
                                                                                                        16,899
                                                                                                       -------

MORTGAGE BANKING - 5.1%
Countrywide Home Loans, Inc.
     5.88%, 01/21/98                                                                      8,000          7,974

SECURITIES BROKERAGE-DEALER - 20.3%
BT Alex Brown Inc.
     5.73%, 04/10/98                                                                      4,000          3,939
Goldman Sachs Group, LP
     5.82%, 05/22/98                                                                      3,000          2,934
     5.83%, 05/26/98                                                                      5,000          4,886
Lehman Brothers Holdings, Inc.
     6.04%, 01/28/98                                                                      2,000          1,991
     5.85%, 01/29/98                                                                      4,000          3,982
     5.80%, 02/13/98                                                                      1,000            993
Morgan Stanley-Dean Witter, Discover
     5.87%, 03/25/98                                                                      7,000          6,908
PaineWebber Group, Inc.
     5.87%, 01/22/98                                                                      3,000          2,990
Salomon, Inc.
     5.88%, 02/13/98                                                                      3,000          2,979
                                                                                                       -------
                                                                                                        31,602
                                                                                                       -------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS
(Cost $108,453)                                                                                        108,453
                                                                                                       -------

CERTIFICATES OF DEPOSIT - 16.1%
BANKING-CANADA - 0.6%
Canadian Imperial Bank of Commerce
     6.01%, 10/21/98                                                                      1,000          1,000
                                                                                                       -------
BANKING-DOMESTIC - 8.4%
Bankers Trust Company
     5.75%, 01/09/98                                                                      1,000          1,000
Chase Manhattan Corp.
     5.65%, 04/07/98                                                                      6,000          6,000
Morgan Guaranty Trust Co. New York
     5.90%, 08/06/98                                                                      3,000          2,999
Wilmington Trust Company
     5.70%, 03/20/98                                                                      3,000          3,000
                                                                                                       -------
                                                                                                        12,999
                                                                                                       -------
BANKING-FRANCE - 7.1%
Banque Nationale de Paris
     5.71%, 03/23/98                                                                      5,000          5,001


SCHWAB RETIREMENT MONEY FUND -Registered Trademark-
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1997


                                                                                          Par            Value
                                                                                          ---            -----
Societe Generale
     6.05%, 06/16/98                                                                   $  1,000       $  1,000
     5.90%, 08/21/98                                                                      5,000          4,998
                                                                                                       -------
                                                                                                        10,999
                                                                                                       -------

TOTAL CERTIFICATES OF DEPOSIT (Cost $24,998)                                                            24,998
                                                                                                       -------

VARIABLE RATE OBLIGATIONS - 9.1%(a)(b)
BANKING-DOMESTIC - 8.0%
California Pollution Control Financing Authority, Variable Rate Demand Solid
Waste Revenue Bonds (Charter Evaporation Resource Recovery Systems
Project) Taxable Series 1997B / (Union Bank of California LOC)
     5.94%, 01/07/98                                                                      2,480          2,480
Eagle County, Colorado Taxable Housing Facilities Revenue Bonds (B & C
Housing, L.L.C. Project) Series 1997B / (Norwest Bank Minnesota N.A. LOC)
     6.00%, 01/07/98                                                                      1,500          1,500
MoviePlex Realty Leasing, L.L.C. Adjustable Rate Tender Securities (Carmike
Cinemas, Inc.) 1997 Series B-2 (Sun Trust Bank, Atlanta LOC)
     5.96%, 01/07/98                                                                      2,675          2,675
Trap Rock Industries Series 1997 Taxable Variable Rate Demand Bond
(Corestates Bank, N.A. LOC) Series 97
     5.90%, 01/07/98                                                                      4,225          4,225
Village of Sturtevant, Wisconsin Taxable Variable Rate Demand Industrial
Development Revenue Bonds (Andis Company Project) Series 1996B / (Marshall &
Ilsley Bank LOC)
     5.10%, 01/07/98                                                                      1,500          1,500
                                                                                                       -------
                                                                                                        12,380
                                                                                                       -------
BANKING-UNITED KINGDOM - 1.1%
City of Gary, Indiana Taxable Adjustable Rate Economic Development
Revenue Refunding Bonds (The Miller Project, L.P. Project) Series 1996B /
(Royal Bank of Scotland LOC)
     6.10%, 01/07/98                                                                      1,680          1,680
                                                                                                       -------

TOTAL VARIABLE RATE OBLIGATIONS (Cost $14,060)                                                          14,060
                                                                                                       -------

REPURCHASE AGREEMENTS - 4.9%(c)                                                        Maturity
                                                                                       --------
Salomon Brothers Inc. 6.80%, Issue Date 12/31/97
     Due 01/02/98; Tri-Party Repurchase Agreement;
     Collateralized By:  U.S. Government Agency Obligations
     6.80%, 01/02/98                                                                      7,547          7,544
                                                                                                       -------

TOTAL REPURCHASE AGREEMENTS (Cost $7,544)                                                                7,544
                                                                                                       -------


TOTAL INVESTMENTS - 100%
(Cost $155,055)                                                                                        155,055
                                                                                                       -------



See accompanying Notes to Schedule of Investments and Notes to Financial Statements.

SCHWAB RETIREMENT MONEY FUND -Registered Trademark-
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1997


NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below and agency coupon notes which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Retirement Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1997, the aggregate value of private placement securities held by the Fund was $6,204,000 which represented 4.01% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the earlier of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes. Repurchase Agreements are payable on seven-day demand.

ABBREVIATIONS

LOC  Letter of Credit




See accompanying Notes to Financial Statements

SCHWAB RETIREMENT MONEY FUND-Registered Trademark-
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)

December 31, 1997


ASSETS
Investments, at value  (Cost: $155,055)                               $ 155,055
Receivables:
   Interest                                                                 727
   Fund shares sold                                                       1,425
Deferred organization costs                                                  12
Prepaid expenses                                                             19
                                                                      ---------
     Total assets                                                       157,238
                                                                      ---------


LIABILITIES
Payables:
   Dividends                                                              1,001
   Fund shares redeemed                                                   1,282
   Investment advisory and administration fees                               14
   Transfer agency and shareholder service fees                              10
Other liabilities                                                            28
                                                                      ---------
     Total liabilities                                                    2,335
                                                                      ---------

Net assets applicable to outstanding shares                           $ 154,903
                                                                      ---------
                                                                      ---------

NET ASSETS CONSIST OF:
  Paid-in-capital                                                     $ 154,904
  Accumulated net realized loss on investments sold                          (1)
                                                                      ---------
                                                                      $ 154,903
                                                                      ---------
                                                                      ---------
PRICING OF SHARES
  Outstanding shares, $0.00001 par value
     (unlimited shares authorized)                                      154,904


  Net asset value, offering and redemption price per share            $    1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND-Registered Trademark-
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)

Year ended December 31, 1997

Interest income                                                        $8,297
                                                                       ------
Expenses:
   Investment advisory and administration fees                            671
   Transfer agency and shareholder service fees                           365
   Custodian fees                                                          90
   Registration fees                                                       37
   Professional fees                                                       14
   Shareholder reports                                                      8
   Trustees' fees                                                          13
   Amortization of deferred organization costs                             12
   Insurance and other expenses                                            12
                                                                       ------
                                                                         1,222
Less:  expenses reduced (see Note 4)                                      (157)
                                                                       ------
      Total expenses incurred by Fund                                   1,065
                                                                       ------
Net investment income                                                   7,232



Increase in net assets resulting from operations                       $7,232
                                                                       ------
                                                                       ------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND-Registered
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                           Year ended
                                                          December 31,

                                                       1997              1996
                                                    ---------         ---------
Operations:
  Net investment income                             $   7,232         $   5,419
  Net realized (loss) on investments sold                -                   (1)
                                                    ---------         ---------
   Increase in net assets resulting
   from operations                                      7,232             5,418
                                                    ---------         ---------

Dividends to shareholders from
  net investment income                                (7,232)           (5,419)
                                                    ---------         ---------

Capital share transactions (at $1.00 per
  Proceeds from shares sold                           279,578           166,968
  Net asset value of shares issued in
   reinvestment of dividends                            6,958             5,286
  Less payments for shares redeemed                  (267,952)         (134,926)
                                                    ---------         ---------
   Increase in net assets from
   capital share transactions                          18,584            37,328
                                                    ---------         ---------


Total increase in net assets                           18,584            37,327

Net Assets:
  Beginning of period                                 136,319            98,992
                                                    ---------         ---------
  End of period                                     $ 154,903         $ 136,319
                                                    ---------         ---------
                                                    ---------         ---------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND-Registered Trademark-
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:



                                                                                       Year ended                   Period ended
                                                                                      December 31,                  December 31,
                                                                           1997          1996            1995          1994(1)
                                                                        --------       --------        -------      ------------
Net asset value at beginning of period                                  $   1.00       $   1.00        $  1.00        $  1.00
INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                                  0.05           0.05           0.05           0.03
     Net realized and unrealized gain on investments                           -              -              -              -
                                                                        --------       --------        -------      ------------
     Total from investment operations                                       0.05           0.05           0.05           0.03
LESS DISTRIBUTIONS
     Dividends from net investment income                                  (0.05)         (0.05)         (0.05)         (0.03)
                                                                        --------       --------        -------      ------------
     Total distributions                                                   (0.05)         (0.05)         (0.05)         (0.03)
                                                                        --------       --------        -------      ------------
Net asset value at end of period                                           $1.00          $1.00          $1.00          $1.00
                                                                        --------       --------        -------      ------------
                                                                        --------       --------        -------      ------------
TOTAL RETURN  (not annualized)                                              5.07%          4.93%          5.43%          3.29%
RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000s)                                   $154,903       $136,319        $98,992        $31,415
     Ratio of expenses to average net assets                                0.73%          0.73%          0.73%         0.73%*
     Ratio of net investment income to average net assets                   4.96%          4.83%          5.28%         4.04%*

_________

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets                                  0.84%          0.88%          0.92%         1.05%*
   Ratio of net investment income to average net assets                     4.85%          4.68%          5.09%         3.72%*

(1) For the period from March 2, 1994 (commencement of operations) to December 31, 1994.

*    Annualized




SEE ACCOMPANYING NOTES TO Financial Statements.

SCHWAB RETIREMENT MONEY FUND-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1997


1.   DESCRIPTION OF THE FUND

The Schwab Retirement Money Fund (the "Fund") is a series of the Charles Schwab Family of Funds (the "Trust'), an open-end, investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund-Registered Trademark-, Schwab Institutional Advantage Money Fund-Registered Trademark- and Schwab Government Cash Reserves (the Schwab Government Cash Reserves was effective on October 20, 1997. However, the Fund has not commenced operations. The assets of each series are segregated and accounted for separately.


2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -Investments are stated at amortized cost which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government agency obligations. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS TO SHAREHOLDERS -The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

DEFERRED ORGANIZATION COSTS -Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

SCHWAB RETIREMENT MONEY FUND-Registered Trademark-
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1997


EXPENSES -Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.


3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT - The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion, and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion if its fee for the year ended December 31, 1997 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS - The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. Schwab has reduced a portion of its fee for the year ended December 31, 1997 (see Note 4).

OFFICERS AND TRUSTEES - Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The fund incurred fees of $13,000 related to the Trust's unaffiliated trustees.

4.   EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least April 30, 1998, the Fund's total operating expenses will not exceed 0.73% of the Fund's average daily net assets, after reductions and reimbursements. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1997, the total of such fees reduced by the Investment Manager and Schwab was $114,000 and $43,000, respectively (see Financial Highlights).

To the Trustees and Shareholders
of the Schwab Retirement Money Fund-Registered Trademark-


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Retirement Money Fund (one of the series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended for each of the two years in the period ended and the financial highlights for end of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
San Francisco, California
January 30, 1998